General and administrative expense and Termination benefits (Tables)	12 Months Ended
Dec. 31, 2025
General and administrative expenses [Abstract]
Schedule of general and administrative expense
General and administrative expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Staff Costs	45,147	41,107	37,144
Occupancy Costs	2,099	1,359	983
Professional fees	11,278	10,206	11,503
Travel and entertainment	2,172	2,290	1,987
Office and related expenses	6,020	4,576	4,408
Bank fees & payment costs	650	736	786
Bad debt expense	212	989	467
Tax expense / (reversal)	(8,018)	(2,921)	(1,355)
Provisions for liabilities and other charges	1,745	300	171
Depreciation and amortization	9,806	8,160	7,954
Other general and administrative expense	3,314	3,124	2,070
General and administrative expense	74,425	69,926	66,118

Schedule of tax expense / (reversal), refers to tax expense / (reversal) other than income tax
Tax expense / (reversal), refers to tax expense / (reversal) other than income tax and is comprised of the following:

	As of December 31,
In thousands of USD	2023	2024	2025
Withholding taxes	(6,398)	(4,624)	(4,059)
VAT	(2,999)	(1,446)	(101)
Other taxes	1,378	3,149	2,805
Total	(8,018)	(2,921)	(1,355)